SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 99.57%
Belgium — 4.35%
3,026	Anheuser-Busch InBev NV	$195,323

Denmark — 4.51%
1,955	Novo Nordisk A/S, Class B	202,599

France — 4.01%
1,023	Safran SA	180,366

Germany — 3.92%
3,561	Deutsche Post AG	176,255

Hong Kong — 3.32%
17,137	AIA Group Ltd.	149,141

Norway — 2.94%
4,169	Equinor ASA	132,124

Singapore — 3.53%
6,267	DBS Group Holdings Ltd.	158,485

Taiwan — 4.18%
1,806	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	187,824

United States — 68.81%
1,711	Alphabet, Inc., Class A*	239,010
1,323	Amazon.com, Inc.*	201,017
1,019	Blackstone, Inc.	133,407
4,929	CSX Corp.	170,888
928	EOG Resources, Inc.	112,242
465	HCA Healthcare, Inc.	125,866
261	Home Depot, Inc. (The)	90,449
225	Intuit, Inc.	140,632
700	Micron Technology, Inc.	59,738
720	Microsoft Corp.	270,749
1,421	Morgan Stanley	132,508
200	Netflix, Inc.*	97,376
340	NVIDIA Corp.	168,375
1,000	Procter & Gamble Co. (The)	146,540
808	Prologis, Inc., REIT	107,706
629	Salesforce, Inc.*	165,515
678	TJX Cos, Inc. (The)	63,603
997	T-Mobile US, Inc.	159,849
497	UnitedHealth Group, Inc.	261,656

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
758	Visa, Inc., Class A	$197,345
266	Waste Management, Inc.	47,641
		3,092,112
Total Common Stocks		4,474,229
(Cost $4,088,466)
Investment Company — 0.63%
28,420	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (a)	28,420
Total Investment Company		28,420
(Cost $28,420)
Total Investments		$4,502,649
(Cost $4,116,886) — 100.20%
Liabilities in excess of other assets — (0.20)%		(8,881)
NET ASSETS — 100.00%		$4,493,768

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Information Technology	22.09%
Financials	17.16%
Health Care	13.13%
Industrials	12.80%
Communication Services	11.04%
Consumer Discretionary	7.90%
Consumer Staples	7.61%
Energy	5.44%
Real Estate	2.40%
Other*	0.43%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.